LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND

June 1, 2000

Dear Shareholder:

The J.P. Morgan Institutional Tax Aware Disciplined Equity Fund delivered a total return of 4.92% for the six months ended April 30, 2000, underperforming the S&P 500 Index, which returned 7.20%, and the Lipper Growth and Income Funds Average, which posted a 10.83% return.

The fund's net asset value on April 30 was $19.00 per share, increasing from $18.19 per share on October 31, 1999, after distributions of $0.08 per share in ordinary income. There were no distributions from short- or long-term capital gains. The fund's net assets rose to over $436 million as of April 30.

Included in this report is an interview with Robin B. Chance, a member of the portfolio management team. This interview is designed to reflect what happened during the reporting period, as well as provide an outlook for the months ahead.

As chairman and president of Asset Management Services, we thank you for investing with J.P. Morgan. Should you have any comments or questions, please telephone your Morgan representative or J.P. Morgan Funds Services at 800-766-7722.

Sincerely yours,


/s/ Ramon de Oliveira                     /s/ Keith M. Schappert

Ramon de Oliveira                         Keith M. Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated            J.P. Morgan & Co. Incorporated


--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS.............1  FUND FACTS AND HIGHLIGHTS............5
FUND PERFORMANCE.......................2  FINANCIAL STATEMENTS.................8
PORTFOLIO MANAGER Q&A..................3
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                                         TOTAL RETURNS               AVERAGE ANNUAL TOTAL RETURNS
                                                    ------------------------    ----------------------------
                                                    THREE           SIX           ONE         SINCE
AS OF APRIL 30, 2000                                MONTHS          MONTHS        YEAR        INCEPTION*
------------------------------------------------------------------------------------------------------------
J.P. Morgan Institutional Tax Aware
   Disciplined Equity Fund                           3.43%           4.92%         5.27%      22.67%
S&P 500 Index**                                      4.46%           7.20%        10.12%      22.58%
Lipper Growth & Income Fund Average***               5.33%          10.83%        14.32%      20.75%

AS OF MARCH 31, 2000
------------------------------------------------------------------------------------------------------------
J.P. Morgan Institutional Tax Aware
   Disciplined Equity Fund                           2.17%          14.52%        15.09%      24.86%
S&P 500 Index**                                      2.29%          17.51%        17.94%      24.43%
Lipper Growth & Income Fund Average***               4.11%          21.66%        21.70%      22.77%

* THE FUND COMMENCED OPERATIONS ON JANUARY 30, 1997, AND HAS PROVIDED AN AVERAGE ANNUAL TOTAL RETURN OF 22.81% FROM THAT DATE THROUGH APRIL 30, 2000. FOR THE PURPOSE OF COMPARISON, THE "SINCE INCEPTION" RETURNS ARE CALCULATED FROM
JANUARY 31, 1997, THE FIRST DATE WHEN DATA FOR THE FUND, THE FUND'S
BENCHMARK, AND ITS LIPPER CATEGORY AVERAGE WERE ALL AVAILABLE.

** THE S&P 500 INDEX IS AN UNMANAGED INDEX FUND THAT MEASURES U.S. STOCK MARKET PERFORMANCE USING THE AVERAGE PERFORMANCE OF 500 WIDELY-HELD STOCKS. IT DOES NOT INCLUDE FEES OR OPERATING EXPENSES AND IS NOT AVAILABLE FOR INVESTMENT.

*** DESCRIBES THE AVERAGE TOTAL RETURN FOR ALL FUNDS IN THE INDICATED LIPPER CATEGORY, AS DEFINED BY LIPPER, INC., AND DOES NOT TAKE INTO ACCOUNT APPLICABLE SALES CHARGES. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF FUND DISTRIBUTIONS, AND REFLECT THE REIMBURSEMENT OF FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER.

PORTFOLIO MANAGER Q&A

[PHOTO]

Following is an interview with ROBIN B. CHANCE, vice president, a member of the portfolio management team of the J.P. Morgan Institutional Tax Aware Disciplined Equity Fund. She is a member of the Structured Equity Group, with responsibility for tax aware structured equity strategies. Joining Morgan in 1987, Robin developed the computer programs used to rebalance the structured equity portfolios. She is a Chartered Financial Analyst (CFA) and a graduate of the University of Pennsylvania's Management and Technology Program. Robin earned her MBA from New York University's Stern School of Business. This interview was conducted on May 11, 2000, and reflects her views on that date.

HAS MARKET TURBULENCE OVER THE PAST SIX MONTHS AFFECTED THE FUND'S POSITIONING?

RBC: Because we are long-term investors, with an outlook that extends for many months and years, we are careful not to overreact to short-term volatility in the marketplace. Our belief is that we are going to do better over the long haul by buying what we consider to be unjustifiably undervalued companies and waiting for their values to be realized, than by chasing companies whose share prices gyrate unpredictably and, to us, irrationally. Also, since we're taxable investors, we don't want to do a lot of trading where we will be recognizing net capital gains, so we don't go in and out of stocks to capture short-term returns.

OVER THIS REPORTING PERIOD, HOW DID YOU PERFORM?

RBC: For a number of reasons, we were under the index over the last six months. One reason was poor stock selection among those we bought and those we didn't. We were hurt within the finance sector, for example, by owning S&Ls, regional banks and miscellaneous finance companies, while underweighting the brokers and money center banks.

Short-term interest rates, which rose by 1.25% in the June 1999-April 2000 period, squeezed the margins of the S&Ls and regionals, which tend to borrow short and lend long. As a result, investors deserted them in favor of greener pastures. Rising rates weren't as much of a factor with brokers and money center banks, which have more diversified revenue streams. Brokers, in particular, benefited from a tremendous wave of IPO and M&A activity over the past six months, and so turned in spectacular earnings reports, way above their averages and probably at the top of their earnings cycle. So, on a comparative basis, we got hit by the double whammy of depressed earnings among the finance companies in the portfolio and stellar earnings by the brokers and large banks that are represented in our benchmark, the S&P 500. I would stress that we continue to own certain finance companies that hurt recent performance, as we feel that they remain cheap relative to their long-term potential.

We were also hit by not owning or underweighting some of the stocks that did very well over this reporting period, notably Qualcomm, which was up 94% during that time. If you didn't hold it or were underweight relative to the benchmark, it detracted from performance.

Finally, performance was hurt by a slight bias against momentum that was inherent in our investment style. Historically this bias would have been so insignificant as to make little difference. As it turned out, however, even the slightest bet against price momentum had a dramatic impact on our performance.

WHERE DID STOCK SELECTION HELP PERFORMANCE?

RBC: We had a number of stocks in the portfolio that did well. Our best performer was Monsanto, which merged with what was then Pharmacia & Upjohn and is now Pharmacia Corp. Here, investors bought into the company's story that its earnings momentum would be greatly enhanced by the merger. They also found favor with Pharmacia's arthritis medication, Celebrex, which has been and continues to be a big hit for the company. Another company that helped us a great deal was Human Genome Sciences. Our analyst was early to recognize the long-term value of these types of companies, particularly in the development of highly targeted medications for a variety of ills. As such, we were investors in genomic stocks before they became popular with the general investment community, and so we were able to benefit substantially when these stocks took off. Beyond this, we benefited from our holdings in Exodus, a leader in the field of establishing and managing corporate web sites, one that has grown tremendously in recent years. I would note that we have held these companies for some time, as is our practice with high quality companies that we feel are undervalued.

IS THERE ANYTHING YOU WOULD LIKE TO SAY ABOUT THE TAX ASPECTS OF THE FUND?

RBC: If there was a silver lining to the cloud we were under during the six-month period, it would be that we didn't realize any net capital gains in December, and so we didn't have to make any distributions last year. Owing to market volatility, we were able to harvest net losses, so earlier this year we had a pool of losses that we could use to offset some future gains.

DO YOU ANTICIPATE MAKING ANY CHANGES TO THE PORTFOLIO OVER THE NEAR TERM?

RBC: There are a couple changes we are making across all our large-cap equity products. For one thing, we are seeking to reduce risk in the finance sector. In the past, companies within it tended to behave similarly to such outside influences as interest rate movements. However, as brokers and money center banks have expanded their businesses and gained new sources of income, their share prices have begun to react differently than finance companies, S&Ls, and regional banks, where basic lending remains the primary source of revenues. In light of this, we have begun to segment this sector so that we have a neutral exposure to the capital markets. Since our objective is to earn a rate of return greater than our benchmark through stock selection, we would rather concentrate our efforts on finding the most undervalued stocks within this economic sector, rather than determining if now is the correct time to own the traditional lending institutions. The former requires making macro bets on interest rates which is not part of our portfolio management process. It is not a bet we think will add to returns over the long term.

Another long-term change that has recently been put into effect is an adjustment to the dividend discount rate we use to rank stocks in each sector. As noted, it had a slight anti-momentum bias, one that ended up hurting us over the past six months. We have now added a factor that should neutralize it. We fully expect this change to reduce volatility in the portfolio, without reducing potential returns.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Institutional Tax Aware Disciplined Equity Fund seeks to provide high after-tax total return from a portfolio of selected equity securities. The fund is designed for long-term taxable investors who are interested in minimizing taxable distributions. The fund invests primarily in common stocks and other equity securities of large and medium-sized U.S. companies.

--------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
1/30/97


--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 4/30/00
$436,042,967


--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
7/28/00, 10/27/00, 12/20/00


--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/20/00

EXPENSE RATIO
The fund's current annual expense ratio of 0.55% covers shareholders' expenses for custody, tax reporting, and investment advisory and shareholder services, after reimbursement. The fund is no-load and does not charge any sales or exchange fees; however, shares held less than one year may be subject to redemption fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund. Fund redemption fees are waived when shares worth over $500,000 are redeemed in kind from the fund.


FUND HIGHLIGHTS
ALL DATA AS OF APRIL 30, 2000


PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)


[CHART]

TECHNOLOGY 33.3%
CONSUMER GOODS & SERVICES 19.1%
FINANCE 12.9%
HEALTHCARE 10.2%
INDUSTRIAL PRODUCTS & SERVICES 9.2%
UTILITIES 7.0%
ENERGY 5.3%
BASIC INDUSTRIES 2.0%
TRANSPORTATION 0.7%
SHORT-TERM & OTHER INVESTMENTS 0.3%


LARGEST EQUITY HOLDINGS
% OF TOTAL INVESTMENTS

GENERAL ELECTRIC CO.
    (INDUSTRIAL PRODUCTS & SERVICES)              4.0%
CISCO SYSTEMS, INC. (TECHNOLOGY)                  3.9%
INTEL CORP. (TECHNOLOGY)                          3.7%
MICROSOFT CORP. (TECHNOLOGY)                      3.0%
EXXON MOBIL CORP. (ENERGY)                        2.4%
WAL-MART STORES, INC.
    (CONSUMER GOODS & SERVICES)                   1.8%
ORACLE CORP. (TECHNOLOGY)                         1.8%
LUCENT TECHNOLOGIES, INC. (TECHNOLOGY)            1.7%
NORTEL NETWORKS CORP. (TECHNOLOGY)                1.6%
INTERNATIONAL BUSINESS MACHINES CORP.
    (TECHNOLOGY)                                  1.5%

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Opinions expressed herein and other fund data presented are based on current market conditions and are subject to change without notice. The fund's tax-aware strategies may reduce your capital gains but will not eliminate them.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
COMMON STOCKS (99.7%)
BASIC INDUSTRIES (2.0%)
CHEMICALS (1.0%)
Air Products and Chemicals, Inc..................      26,100   $    810,731
Dow Chemical Co..................................       4,300        485,900
Lyondell Chemical Co.............................      44,300        814,012
Praxair, Inc.....................................       5,300        235,519
Rohm & Haas Co...................................      56,300      2,005,687
                                                                ------------
                                                                   4,351,849
                                                                ------------

FOREST PRODUCTS & PAPER (0.4%)
Bowater, Inc.....................................       1,100         60,500
Fort James Corp..................................      18,600        445,237
International Paper Co...........................      14,800        543,900
Temple-Inland, Inc...............................      13,500        676,687
                                                                ------------
                                                                   1,726,324
                                                                ------------

METALS & MINING (0.6%)
Alcoa, Inc.......................................      17,400      1,128,825
Allegheny Technologies, Inc......................      24,100        582,919
Phelps Dodge Corp................................       2,000         92,500
Reynolds Metals Co...............................       9,500        631,750
USX-U.S. Steel Group.............................       1,800         45,112
                                                                ------------
                                                                   2,481,106
                                                                ------------
  TOTAL BASIC INDUSTRIES.........................                  8,559,279
                                                                ------------

CONSUMER GOODS & SERVICES (19.1%)
APPARELS & TEXTILES (0.2%)
Jones Apparel Group, Inc.+.......................      33,300        988,594
                                                                ------------

AUTOMOTIVE (2.1%)
Dana Corp........................................      29,971        910,369
Delphi Automotive Systems Corp...................      31,700        606,262
Ford Motor Co....................................      57,800      3,160,937
General Motors Corp..............................      24,000      2,247,000
Goodyear Tire and Rubber Co......................      49,600      1,370,200
Lear Corp.+......................................      24,500        733,469
                                                                ------------
                                                                   9,028,237
                                                                ------------
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------

BROADCASTING & PUBLISHING (1.8%)
AT&T Corp. - Liberty Media Group, Class A+.......      16,984   $    848,138
Comcast Corp., Class A...........................      54,900      2,199,431
Gannett Co., Inc.................................      20,200      1,290,275
Knight-Ridder, Inc...............................       1,900         93,219
MediaOne Group, Inc.+............................      43,600      3,297,250
Washington Post Co., Class B.....................         300        146,400
                                                                ------------
                                                                   7,874,713
                                                                ------------

ENTERTAINMENT, LEISURE & MEDIA (3.6%)
America Online, Inc.+............................      69,100      4,133,044
Fox Entertainment Group, Inc., Class A+..........      10,100        260,075
International Game Technology....................       6,254        152,441
Seagram Company Ltd. (i).........................      74,300      4,012,200
Time Warner, Inc.................................      52,200      4,694,737
Viacom, Inc., Class B+...........................      27,900      1,517,062
Walt Disney Co...................................      18,900        818,606
                                                                ------------
                                                                  15,588,165
                                                                ------------

FOOD, BEVERAGES & TOBACCO (3.3%)
Bestfoods........................................      25,500      1,281,375
Coca-Cola Co.....................................      71,400      3,360,262
General Mills, Inc...............................      21,500        782,062
H.J. Heinz Co....................................      15,500        527,000
Kellogg Co.......................................      14,200        347,012
PepsiCo, Inc.....................................      19,200        704,400
Philip Morris Companies, Inc.....................     239,800      5,245,625
Quaker Oats Co...................................      14,700        958,256
Sara Lee Corp....................................      13,800        207,000
Unilever NV (ADR)................................      19,733        899,085
                                                                ------------
                                                                  14,312,077
                                                                ------------

HOUSEHOLD APPLIANCES & FURNISHINGS (0.0%)
Furniture Brands International, Inc.+............       2,200         41,112
Leggett & Platt, Inc.............................       6,900        147,487
                                                                ------------
                                                                     188,599
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
HOUSEHOLD PRODUCTS (1.3%)
Clorox Co........................................      22,300   $    819,525
Kimberly-Clark Corp..............................       1,900        110,319
Procter & Gamble Co..............................      78,000      4,650,750
                                                                ------------
                                                                   5,580,594
                                                                ------------

PERSONAL CARE (0.5%)
Gillette Co......................................      63,700      2,356,900
                                                                ------------

RESTAURANTS & HOTELS (0.6%)
Extended Stay America, Inc.+.....................         300          2,681
Hilton Hotels Corp...............................      40,100        340,850
Marriott International, Inc......................      36,200      1,158,400
McDonald's Corp..................................      24,400        930,250
Mirage Resorts, Inc.+............................       1,600         32,600
Starwood Hotels & Resorts Worldwide, Inc.........       3,800        108,062
                                                                ------------
                                                                   2,572,843
                                                                ------------

RETAIL (5.7%)
Abercrombie & Fitch Co., Class A+................      42,300        465,300
Circuit City Stores-Circuit City Group...........      10,800        635,175
CVS Corp.........................................       2,900        126,150
Federated Department Stores, Inc.+...............      37,100      1,261,400
Gap, Inc.........................................      54,100      1,988,175
Home Depot, Inc..................................      71,450      4,005,666
J.C. Penney, Inc.................................       5,300         73,206
Kroger Co.+......................................      35,400        657,112
Lowe's Companies, Inc............................      12,500        618,750
Mattel, Inc......................................       5,300         64,925
May Department Stores Co.........................      57,650      1,585,375
Nordstrom, Inc...................................       4,500        125,156
Safeway, Inc.+...................................      28,200      1,244,325
Target Corp......................................      28,900      1,923,656
The Limited Inc..................................      13,300        600,994
TJX Companies, Inc...............................      84,900      1,629,019
Wal-Mart Stores, Inc.............................     141,000      7,807,875
                                                                ------------
                                                                  24,812,259
                                                                ------------
  TOTAL CONSUMER GOODS & SERVICES................                 83,302,981
                                                                ------------
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------

ENERGY (5.3%)
OIL-PRODUCTION (4.9%)
BP Amoco Plc (Spon. ADR) (i).....................       6,224   $    317,424
Chevron Corp.....................................      39,500      3,362,437
Exxon Mobil Corp.................................     134,136     10,420,690
Royal Dutch Petroleum Co. (ADR)..................      77,200      4,429,350
Texaco, Inc......................................      25,600      1,267,200
Tosco Corp.......................................      14,400        461,700
Ultramar Diamond Shamrock Corp...................      42,700      1,056,825
Valero Energy Corp...............................       3,900        113,100
                                                                ------------
                                                                  21,428,726
                                                                ------------

OIL-SERVICES (0.4%)
Baker Hughes, Inc................................       1,900         60,444
Cooper Cameron Corp.+............................       4,800        360,000
Diamond Offshore Drilling, Inc...................       9,200        370,875
ENSCO International, Inc.........................       2,600         86,287
Global Marine, Inc.+.............................      27,500        660,000
R&B Falcon Corp.+................................       8,600        178,450
                                                                ------------
                                                                   1,716,056
                                                                ------------
  TOTAL ENERGY...................................                 23,144,782
                                                                ------------

FINANCE (12.9%)
BANKING (7.5%)
AmSouth Bancorporation...........................      33,200        483,475
Astoria Financial Corp...........................      48,600      1,339,537
Bank of America Corp.............................      97,073      4,756,577
Bank One Corp....................................      86,400      2,635,200
Charter One Financial, Inc.......................      54,349      1,103,964
Citigroup, Inc...................................      86,475      5,139,858
Commercial Federal Corp..........................       1,500         23,344
Dime Bancorp, Inc................................      16,900        316,875
First Tennessee National Corp....................      21,900        416,100
First Union Corp.................................     125,980      4,015,612
GreenPoint Financial Corp........................      53,200        990,850
Hibernia Corp., Class A..........................      38,000        403,750
Huntington Bancshares, Inc.......................      11,400        208,050
KeyCorp..........................................     101,500      1,877,750
Marshall & Ilsley Corp...........................       7,500        348,281
Mercantile Bank Corp.+...........................       1,800         51,300
North Fork Bancorporation, Inc...................       5,300         85,794

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
BANKING (CONTINUED)
Peoples Heritage Financial Group, Inc............      77,300   $  1,009,731
PNC Bank Corp....................................      19,600        855,050
Provident Financial Group, Inc...................      18,200        533,487
Regions Financial Corp...........................      17,500        357,656
SouthTrust Corp..................................       7,900        188,612
Sovereign Bancorp, Inc...........................      10,200         70,125
Summit Bancorp...................................      51,300      1,301,737
U.S. Bancorp.....................................     101,500      2,061,719
Union Planters Corp..............................      26,600        753,112
Washington Mutual, Inc...........................      57,680      1,474,445
                                                                ------------
                                                                  32,801,991
                                                                ------------

FINANCIAL SERVICES (2.9%)
Associates First Capital Corp., Class A..........      17,100        379,406
AXA Financial, Inc...............................       8,400        274,050
Bear Stearns Companies, Inc......................       9,200        394,450
Capital One Financial Corp.......................      13,200        577,500
Charles Schwab Corp..............................      11,800        525,100
CIT Group, Inc., Class A.........................      79,970      1,354,492
Countrywide Credit Industries, Inc...............      13,300        367,412
E*TRADE Group, Inc.+.............................       7,700        165,550
Edwards (A.G.), Inc..............................       2,000         75,250
Fannie Mae.......................................      30,100      1,815,406
FINOVA Group, Inc................................      55,200        707,250
Freddie Mac......................................      17,800        817,687
Goldman Sachs Group, Inc.........................      10,000        932,500
John Hancock Financial Services, Inc.+...........      47,000        857,750
Merrill Lynch & Co., Inc.........................      22,400      2,283,400
Morgan Stanley Dean Witter & Co..................       5,200        399,100
Ocwen Financial Corp.+...........................       7,700         55,825
Paine Webber Group, Inc..........................       8,200        359,775
TD Waterhouse Group, Inc.+.......................      11,000        220,687
                                                                ------------
                                                                  12,562,590
                                                                ------------

INSURANCE (2.5%)
Allstate Corp....................................      81,300      1,920,712
Ambac Financial Group, Inc.......................      18,000        864,000
American International Group, Inc................      25,400      2,786,062
Aon Corp.........................................      25,300        684,681
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
INSURANCE (CONTINUED)

CIGNA Corp.......................................      12,800   $  1,020,800
Hartford Financial Services Group, Inc...........      22,700      1,184,656
Marsh & McLennan Companies, Inc..................       4,250        418,891
MBIA, Inc........................................      13,500        667,406
MetLife, Inc.+...................................      34,200        566,438
Torchmark Corp...................................      21,200        531,325
UnumProvident Corp...............................      21,834        371,178
                                                                ------------
                                                                  11,016,149
                                                                ------------
  TOTAL FINANCE..................................                 56,380,730
                                                                ------------

HEALTH CARE (10.2%)
BIOTECHNOLOGY (0.4%)
Amgen, Inc.+.....................................      23,100      1,293,600
Human Genome Sciences, Inc.+.....................       3,900        298,594
                                                                ------------
                                                                   1,592,194
                                                                ------------

HEALTH SERVICES (0.7%)
Aetna, Inc.......................................      14,500        839,188
Columbia / HCA Healthcare Corp...................      15,600        443,625
Tenet Healthcare Corp.+..........................      41,200      1,050,600
Wellpoint Health Networks, Inc.+.................      12,300        907,125
                                                                ------------
                                                                   3,240,538
                                                                ------------

MEDICAL SUPPLIES (0.8%)
Becton, Dickinson & Co...........................       6,000        153,750
Boston Scientific Corp.+.........................      18,000        477,000
Guidant Corp.+...................................      11,800        677,025
Medtronic, Inc...................................      31,600      1,641,225
PE Corp.- PE Biosystems Group....................       5,100        306,000
St. Jude Medical, Inc............................      12,800        399,200
                                                                ------------
                                                                   3,654,200
                                                                ------------

PHARMACEUTICALS (8.3%)
Abbott Laboratories..............................      42,100      1,618,219
ALZA Corp.+......................................      55,200      2,432,250
American Home Products Corp......................      47,500      2,668,906
Bristol-Myers Squibb Co..........................      91,300      4,787,544
Eli Lilly & Co...................................      44,100      3,409,481

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
PHARMACEUTICALS (CONTINUED)
Johnson & Johnson................................      36,800   $  3,036,000
Merck & Co., Inc.................................      62,300      4,329,850
Pfizer, Inc......................................      95,400      4,018,725
Pharmacia Corp...................................      97,761      4,881,940
Schering-Plough Corp.............................      42,600      1,717,313
Warner-Lambert Co................................      27,672      3,149,420
                                                                ------------
                                                                  36,049,648
                                                                ------------
  TOTAL HEALTH CARE..............................                 44,536,580
                                                                ------------

INDUSTRIAL PRODUCTS & SERVICES (9.2%)
AEROSPACE (0.6%)
Boeing Co........................................      26,900      1,067,594
Lockheed Martin Corp.............................      16,100        400,488
Raytheon Co., Class B............................      10,300        236,256
United Technologies Corp.........................      16,500      1,026,094
                                                                ------------
                                                                   2,730,432
                                                                ------------

BUILDING MATERIALS (0.0%)
Owens Corning....................................       6,000        109,125
USG Corp.........................................         800         33,400
                                                                ------------
                                                                     142,525
                                                                ------------

CAPITAL GOODS (0.5%)
Caterpillar, Inc.................................       6,700        264,231
Deere & Co.......................................       6,100        246,288
Eaton Corp.......................................      21,700      1,822,800
Ingersoll-Rand Co................................         600         28,163
PACCAR, Inc......................................         400         19,025
                                                                ------------
                                                                   2,380,507
                                                                ------------
COMMERCIAL SERVICES (0.5%)
Cendant Corp.+...................................      43,600        673,075
Equifax, Inc.....................................      34,600        845,538
Service Corp. International......................      84,400        432,550
                                                                ------------
                                                                   1,951,163
                                                                ------------

DIVERSIFIED MANUFACTURING (7.4%)
B.F. Goodrich Co.................................      28,488        908,055
Cooper Industries, Inc...........................      34,300      1,176,919
Corning, Inc.+...................................       3,200        632,000
Eastman Kodak Co.................................      24,800      1,387,250
General Electric Co..............................     109,600     17,234,600
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
DIVERSIFIED MANUFACTURING (CONTINUED)

Harris Corp......................................       3,800   $    122,788
Honeywell International, Inc.....................      80,900      4,530,400
ITT Industries, Inc..............................      15,900        501,844
PPG Industries, Inc..............................       5,800        315,375
Rockwell International Corp......................         700         27,563
Tyco International Ltd. (i)......................     109,304      5,021,153
Xerox Corp.......................................      13,200        348,975
                                                                ------------
                                                                  32,206,922
                                                                ------------

ELECTRICAL EQUIPMENT (0.2%)
Emerson Electric Co..............................      14,000        768,250
                                                                ------------

PACKAGING & CONTAINERS (0.0%)
Smurfit-Stone Container Corp.+...................      11,000        167,750
                                                                ------------

POLLUTION CONTROL (0.0%)
Waste Management, Inc............................      10,800        171,450
                                                                ------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                 40,518,999
                                                                ------------

TECHNOLOGY (33.3%)
COMPUTER PERIPHERALS (1.6%)
EMC Corp.+.......................................      39,600      5,501,925
Lexmark International Group, Inc., Class A+......       4,400        519,200
Network Appliance, Inc.+.........................       8,000        591,500
Quantum Corp.- DLT & Storage Systems+............       6,500         76,375
Seagate Technology, Inc.+........................       4,700        238,819
                                                                ------------
                                                                   6,927,819
                                                                ------------

COMPUTER SOFTWARE (6.0%)
Adobe Systems, Inc...............................       6,300        761,906
BMC Software, Inc.+..............................      13,700        641,331
Citrix Systems, Inc.+............................      14,100        860,981
Computer Associates International, Inc...........      39,574      2,208,724
Microsoft Corp.+.................................     185,100     12,910,725
Novell, Inc.+....................................      11,300        221,763
Oracle Corp.+....................................      96,100      7,681,994
Parametric Technology Corp.+.....................      45,500        371,109
PeopleSoft, Inc.+................................       5,700         79,444

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
COMPUTER SOFTWARE (CONTINUED)
Siebel Systems, Inc.+............................       2,700   $    331,763
Symantec Corp.+..................................       4,300        268,481
                                                                ------------
                                                                  26,338,221
                                                                ------------

COMPUTER SYSTEMS (6.0%)
Apple Computer, Inc.+............................       5,200        645,125
Compaq Computer Corp.............................      57,100      1,670,175
Dell Computer Corp.+.............................      86,400      4,330,800
Gateway, Inc.+...................................      11,500        635,375
Hewlett-Packard Co...............................      35,800      4,833,000
International Business Machines Corp.............      56,900      6,351,463
Sun Microsystems, Inc.+..........................      61,700      5,672,544
VERITAS Software Corp.+..........................      17,800      1,909,328
                                                                ------------
                                                                  26,047,810
                                                                ------------
ELECTRONICS (3.9%)
Cisco Systems, Inc.+.............................     244,000     16,916,063
                                                                ------------

INFORMATION PROCESSING (1.7%)
3Com Corp.+......................................      11,600        457,475
Automatic Data Processing, Inc...................      42,800      2,303,175
DoubleClick, Inc.+...............................       5,100        386,963
Electronic Data Systems Corp.....................      14,500        996,875
Exodus Communications, Inc.+.....................       5,000        442,188
First Data Corp..................................       7,700        374,894
Yahoo! Inc.+.....................................      17,500      2,279,375
                                                                ------------
                                                                   7,240,945
                                                                ------------
SEMICONDUCTORS (6.3%)
Applied Materials, Inc.+.........................      32,700      3,329,269
Intel Corp.......................................     126,400     16,029,100
Lattice Semiconductor Corp.+.....................       2,400        161,700
Micron Technology, Inc...........................       6,000        835,500
National Semiconductor Corp.+....................      14,000        850,500
Texas Instruments, Inc...........................      33,200      5,407,450
Xilinx, Inc.+....................................       8,600        629,950
                                                                ------------
                                                                  27,243,469
                                                                ------------

TELECOMMUNICATION SERVICES (2.9%)
Allegiance Telecom, Inc.+........................       8,000        566,000
Global Crossing Ltd.+(i).........................      64,835      2,042,303
MCI WorldCom, Inc.+..............................     134,953      6,131,927
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
TELECOMMUNICATION SERVICES (CONTINUED)

Nextel Communications, Inc., Class A+............       6,800   $    744,175
Sprint Corp. (PCS Group)+........................      56,000      3,080,000
Vodafone AirTouch PLC (Spon. ADR)................       1,300         61,100
                                                                ------------
                                                                  12,625,505
                                                                ------------

TELECOMMUNICATIONS-EQUIPMENT (4.9%)
Lucent Technologies, Inc.........................     117,200      7,288,375
Motorola, Inc....................................      27,900      3,321,844
Nortel Networks Corp.............................      61,200      6,930,900
Palm, Inc.+......................................       1,330         36,243
Qualcomm, Inc.+..................................      25,000      2,710,938
Tellabs, Inc.+...................................      15,900        871,519
                                                                ------------
                                                                  21,159,819
                                                                ------------
  TOTAL TECHNOLOGY...............................                144,499,651
                                                                ------------

TRANSPORTATION (0.7%)
RAILROADS (0.7%)
Burlington Northern Santa
  Fe Corp........................................       2,200         53,075
CSX Corp.........................................      62,200      1,302,313
Union Pacific Corp...............................      40,200      1,693,425
                                                                ------------
                                                                   3,048,813
                                                                ------------

TRUCK & FREIGHT CARRIERS (0.0%)
CNF Transportation, Inc..........................         200          5,588
Ryder System, Inc................................       5,900        130,906
                                                                ------------
                                                                     136,494
                                                                ------------
  TOTAL TRANSPORTATION...........................                  3,185,307
                                                                ------------

UTILITIES (7.0%)
ELECTRIC (1.6%)
Carolina Power & Light Co........................      31,300      1,144,406
CMS Energy Corp..................................       6,500        123,500
DTE Energy Co....................................      47,500      1,549,688
Edison International.............................      22,900        436,531
FPL Group, Inc...................................      18,200        822,413
Northern States Power Co.........................       5,700        124,331
PG&E Corp........................................           1             26
Pinnacle West Capital Corp.......................      35,300      1,239,913
PPL Corp.........................................      12,100        288,888

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
ELECTRIC (CONTINUED)
USEC, Inc........................................      24,400   $    114,375
Wisconsin Energy Corp............................      56,300      1,203,413
                                                                ------------
                                                                   7,047,484
                                                                ------------

NATURAL GAS (1.3%)
Columbia Energy Group............................      32,400      2,033,100
Dynegy, Inc., Class A............................      24,500      1,603,219
El Paso Energy Corp..............................      19,600        833,000
Enron Corp.......................................       4,200        292,688
Williams Companies, Inc..........................      27,000      1,007,438
                                                                ------------
                                                                   5,769,445
                                                                ------------

TELEPHONE (4.1%)
ALLTEL Corp......................................       6,100        406,413
AT&T Corp........................................      94,456      4,409,915
Bell Atlantic Corp...............................      29,040      1,720,620
BellSouth Corp...................................      26,300      1,280,481
GTE Corp.........................................      46,000      3,116,500
Level 3 Communications, Inc.+....................       2,900        258,100
SBC Communications, Inc..........................     139,786      6,124,374
Sprint Corp......................................       6,100        375,150
                                                                ------------
                                                                  17,691,553
                                                                ------------
  TOTAL UTILITIES................................                 30,508,482
                                                                ------------
  TOTAL COMMON STOCKS
   (COST $394,289,425)...........................                434,636,791
                                                                ------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT         VALUE
-------------------------------------------------  -----------  -------------
SHORT-TERM INVESTMENTS (0.3%)
OTHER INVESTMENT COMPANIES (0.3%)
J.P. Morgan Institutional Prime Money Market Fund
  (cost $1,256,359)..............................  $1,256,359   $  1,256,359
                                                                ------------
TOTAL INVESTMENTS (COST $395,545,784) (100.0%)................
                                                                 435,893,150
OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)..................
                                                                     149,817
                                                                ------------
NET ASSETS (100.0%)...........................................  $436,042,967
                                                                ============

------------------------------
Note: The aggregate gross unrealized appreciation and depreciation was $684,468,035 and $644,120,669, respectively, resulting in net unrealized appreciation of $40,347,366.

(i) Foreign security.

+ - Non-income producing security.

ADR - American Depositary Receipt.

Spon. ADR - Sponsored ADR.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $395,545,784 )          $435,893,150
Cash                                                    790,628
Receivable for Investments Sold                       1,014,999
Dividends Receivable                                    330,128
Deferred Organization Expenses                           15,748
Interest Receivable                                      15,219
Receivable for Expense Reimbursements                    11,412
Prepaid Trustees' Fees                                      811
Prepaid Expenses and Other Assets                           242
                                                   ------------
    Total Assets                                    438,072,337
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     1,810,139
Advisory Fee Payable                                    124,502
Shareholder Servicing Fee Payable                        35,572
Custody Fee Payable                                      20,666
Administrative Services Fee Payable                      17,234
Transfer Agent Fees Payable                              15,746
Fund Services Fee Payable                                   311
Administration Fee Payable                                  224
Accrued Expenses                                          4,976
                                                   ------------
    Total Liabilities                                 2,029,370
                                                   ------------
NET ASSETS
Applicable to 22,951,625 Shares Outstanding
  (par value $0.001, unlimited shares authorized)  $436,042,967
                                                   ============
Net Asset Value, Offering and Redemption Price
  Per Share                                              $19.00
                                                          -----
                                                          -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $390,610,090
Undistributed Net Investment Income                     137,140
Accumulated Net Realized Gain on Investments          4,948,371
Net Unrealized Appreciation of Investments           40,347,366
                                                   ------------
    Net Assets                                     $436,042,967
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $7,478)                                                   $ 2,776,696
Interest Income                                                     83,729
                                                               -----------
    Investment Income                                            2,860,425
EXPENSES
Advisory Fee                                       $  699,308
Shareholder Servicing Fee                             200,629
Administrative Services Fee                            98,494
Custodian Fees and Expenses                            44,089
Registration Fees                                      24,177
Professional Fees and Expenses                         20,182
Transfer Agent Fee                                     17,886
Printing Expenses                                       7,326
Amortization of Organization Expense                    4,463
Fund Services Fee                                       3,309
Trustees' Fees and Expenses                             1,941
Administration Fee                                      1,396
Miscellaneous                                          15,210
                                                   ----------
    Total Expenses                                  1,138,410
Less: Reimbursement of Expenses                       (34,234)
                                                   ----------
NET EXPENSES                                                     1,104,176
                                                               -----------
NET INVESTMENT INCOME                                            1,756,249
NET REALIZED GAIN ON INVESTMENTS                                 5,850,306
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                    8,105,662
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $15,712,217
                                                               ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                    MONTHS ENDED    FOR THE FISCAL
                                                   APRIL 30, 2000     YEAR ENDED
                                                    (UNAUDITED)    OCTOBER 31, 1999
                                                   --------------  ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                               $  1,756,249   $     2,026,145
Net Realized Gain on Investments                       5,850,306         5,504,441
Net Change in Unrealized Appreciation of
  Investments                                          8,105,662        23,577,000
                                                    ------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                      15,712,217        31,107,586
                                                    ------------   ---------------
DIVIDENDS TO SHAREHOLDERS FROM
Net Investment Income                                 (1,766,067)       (1,951,938)
                                                    ------------   ---------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold     144,582,533       240,877,080
Reinvestment of Dividends                              1,466,608         1,755,496
Cost of Shares of Beneficial Interest Redeemed       (64,921,091)      (21,124,989)
Service Charge                                           157,190            69,176
                                                    ------------   ---------------
    Net Increase from Shareholder Transactions        81,285,240       221,576,763
                                                    ------------   ---------------
    Total Increase in Net Assets                      95,231,390       250,732,411
NET ASSETS
Beginning of Period                                  340,811,577        90,079,166
                                                    ------------   ---------------
End of Period (including undistributed net
  investment income of $137,140 and $146,958,
  respectively)                                     $436,042,967   $   340,811,577
                                                    ============   ===============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Selected data for a unit outstanding throughout each period are as follows:

                                                                                             FOR THE PERIOD
                                                    FOR THE SIX      FOR THE FISCAL YEAR    JANUARY 30, 1997
                                                    MONTHS ENDED      ENDED OCTOBER 31,     (COMMENCEMENT OF
                                                   APRIL 30, 2000    --------------------  OPERATIONS) THROUGH
                                                    (UNAUDITED)        1999        1998     OCTOBER 31, 1997
                                                   --------------    ---------   --------  -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $  18.19      $  14.71    $ 12.08           $ 10.00
                                                       --------      --------    -------           -------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                      0.08          0.15       0.11              0.06
Net Realized and Unrealized Gain on Investments            0.81          3.48       2.68              2.02
                                                       --------      --------    -------           -------
Total from Investment Operations                           0.89          3.63       2.79              2.08
                                                       --------      --------    -------           -------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                     (0.08)        (0.15)     (0.16)               --
                                                       --------      --------    -------           -------

NET ASSET VALUE, END OF PERIOD                         $  19.00      $  18.19    $ 14.71           $ 12.08
                                                       ========      ========    =======           =======

RATIOS AND SUPPLEMENTAL DATA
Total Return                                               4.92%(a)     24.72%     23.26%            20.80%(a)
Net Assets, End of Period (in thousands)               $436,043      $340,812    $90,079           $12,026
  Net Expenses                                             0.55%(b)      0.55%      0.55%             0.55%(b)
  Net Investment Income                                    0.88%(b)      0.94%      0.97%             1.19%(b)
  Expenses without Reimbursement                           0.56%(b)      0.65%      1.02%             4.59%(b)
  Portfolio Turnover Rate                                    26%           40%        57%               35%

------------------------
(a) Not Annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Tax Aware Disciplined Equity Fund (the "fund") is a series of J.P. Morgan Series Trust, a Massachusetts business trust (the "trust"). The trust, which was organized on August 15, 1996, is registered under the Investment Company Act of 1940, as amended. The fund is a no-load and diversified, open-end management investment company. The fund's investment objective is to provide high after tax total return from a portfolio of selected equity securities. The trustees of the trust have divided the beneficial interests in the fund into two classes of shares, Institutional Shares and Select Shares. Currently the fund only offers Institutional Shares. The fund commenced operations on January 30, 1997. The Declaration of Trust permits the trustees to issue an unlimited number of shares in the fund.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) The fund values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to the values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the fund's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the fund's trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

   b) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) Substantially all the fund's net investment income is declared as dividends and paid quarterly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   d) The fund incurred organization expenses in the amount of $47,567 which have been deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the fund.

J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

   e) The fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

   f) For federal income tax purposes, the fund had a capital loss carryforward of $802,394 at October 31, 1999, which will expire in the year 2006. To the extent that this capital loss is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

2. TRANSACTIONS WITH AFFILIATES

   a) The fund has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Company, Inc. (J.P. Morgan). Under the terms of the agreement, the fund pays JPMIM at an annual rate of 0.35% of the fund's average daily net assets. For the six months ended April 30 ,2000, such fees amounted to $702,201.

      The fund may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the fund in an amount to offset any doubling of investment advisory and shareholder servicing fees. For the six months ended April 30, 2000, J.P. Morgan has agreed to reimburse the fund $2,893 under this agreement.

   b) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 2000, the fee for these services amounted to $1,396.

   c) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the trust and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the

J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------
      fund is determined by the proportionate share that its net assets bear to the net assets of the trust and certain other investment companies for which Morgan provides administrative services. For the six months ended April 30, 2000, the fee for these services amounted to $98,494.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund at no more than 0.55% of the average daily net assets of the fund until February 28, 2001. For the six months ended April 30, 2000, J.P. Morgan has agreed to reimburse the fund $34,234 for expenses under this agreement.

   d) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the fund. For the six months ended April 30, 2000, the fee for these services amounted to $200,629.

   e) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $3,309 for the six months ended April 30, 2000.

   f) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $400.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                   FOR THE SIX MONTHS ENDED  FOR THE YEAR ENDED
                                                        APRIL 30, 2000        OCTOBER 31, 1999
                                                   ------------------------  ------------------
                                                            SHARES                 SHARES
                                                   ------------------------  ------------------
Shares of beneficial interest sold...............          7,668,098             13,695,586
Reinvestment of dividends........................             78,144                 99,366
Shares of beneficial interest redeemed...........         (3,528,433)            (1,184,208)
                                                          ----------            -----------
Net Increase.....................................          4,217,809             12,610,744
                                                          ==========            ===========

From time to time, the fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the fund.

J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

Redemptions may be subject to service charges, retained by the fund, in accordance with the following schedule:

                                                   PERCENTAGE OF
YEAR SINCE PURCHASE                                CASH PROCEEDS
-------------------                                -------------
Shares held for less than one year...............       1%
Shares held one year or longer...................      None

4. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended April 30, 2000 were as follows:

COST OF              PROCEEDS
PURCHASES           FROM SALES
---------          ------------
$186,462,792       $104,993,655

5. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 26, 1999, with unaffiliated lenders. The maximum borrowing under the Agreement was $150,000,000. The Agreement expired on May 23, 2000, however, the fund as party to the Agreement has extended the Agreement and continues its participation therein for an additional 364 days until May 23, 2001. The maximum borrowing under the new Agreement is $150,000,000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. Under the Agreement, the commitment fee is at an annual rate of 0.085% on the unused portion of the committed amount. The commitment fee is allocated to the funds in accordance with the procedures established by their respective trustees or directors. There were no outstanding borrowings pursuant to the Agreement at April 30, 2000.

J.P. MORGAN INSTITUTIONAL FUNDS
   PRIME MONEY MARKET FUND
   TREASURY MONEY MARKET FUND
   FEDERAL MONEY MARKET FUND
   TAX EXEMPT MONEY MARKET FUND
   TAX AWARE ENHANCED INCOME FUND:
      INSTITUTIONAL SHARES
   SHORT TERM BOND FUND
   BOND FUND
   GLOBAL STRATEGIC INCOME FUND
   TAX EXEMPT BOND FUND
   NEW YORK TAX EXEMPT BOND FUND
   CALIFORNIA BOND FUND: INSTITUTIONAL SHARES
   DIVERSIFIED FUND
   DISCIPLINED EQUITY FUND
   U.S. EQUITY FUND
   U.S. SMALL COMPANY FUND
   TAX AWARE DISCIPLINED EQUITY FUND:
      INSTITUTIONAL SHARES
   INTERNATIONAL EQUITY FUND
   EUROPEAN EQUITY FUND
   INTERNATIONAL OPPORTUNITIES FUND
   EMERGING MARKETS EQUITY FUND
   SMARTINDEX-TM- FUND: INSTITUTIONAL SHARES


FOR MORE INFORMATION ON THE J.P. MORGAN INSTITUTIONAL FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722.
IMSAR236


   J.P. MORGAN
   INSTITUTIONAL
   TAX AWARE
   DISCIPLINED
   EQUITY FUND



SEMIANNUAL REPORT
APRIL 30, 2000